UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-7338



                   Capital World Growth and Income Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2005

                   Date of reporting period: February 28, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



ITEM 1 - Schedule of Investments

[logo- AMERICAN FUNDS (r)]


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CAPITAL WORLD GROWTH AND INCOME FUND
INVESTMENT PORTFOLIO
February 28, 2005                                                                                                          unaudited

                                                                                                                        Market value
Common stocks -- 89.55%                                                                                      Shares            (000)

FINANCIALS -- 19.41%
Lloyds TSB Group PLC(1)                                                                                  48,327,000         $452,419
HSBC Holdings PLC (United Kingdom)(1)                                                                    17,588,049          292,468
HSBC Holdings PLC (Hong Kong)(1)                                                                          3,459,236           58,809
Societe Generale(1)                                                                                       2,710,000          285,157
ING Groep NV(1)                                                                                           8,771,575          269,265
Fortis(1)                                                                                                 9,334,100          261,812
Banco Santander Central Hispano, SA(1)                                                                   21,021,550          259,946
Shinhan Financial Group Co., Ltd.(1)                                                                      8,155,100          240,460
J.P. Morgan Chase & Co.                                                                                   6,100,000          222,955
ABN AMRO Holding NV(1)                                                                                    7,058,458          193,792
Banco Itau Holding Financeira SA, preferred nominative                                                    1,003,000          174,300
Royal Bank of Scotland Group PLC(1)                                                                       4,955,000          169,253
Bank Austria Creditanstalt(1)                                                                             1,662,406          161,006
Citigroup Inc.                                                                                            3,250,000          155,090
Fubon Financial Holding Co., Ltd.(1)                                                                    136,046,000          144,227
Mitsui Trust Holdings, Inc.(1)                                                                           13,097,000          138,615
Bank of America Corp.                                                                                     2,955,300          137,865
UFJ Holdings, Inc.(1,2)                                                                                      24,600          135,114
Washington Mutual, Inc.                                                                                   3,174,100          133,185
PartnerRe Holdings Ltd.                                                                                   2,070,000          129,685
National Savings and Commercial Bank Ltd. (GDR)                                                           1,550,000          123,380
Woori Finance Holdings Co., Ltd.(1,2)                                                                    12,540,400          116,833
Mitsui Sumitomo Insurance Co., Ltd.(1)                                                                   13,015,000          114,894
Sompo Japan Insurance Inc.(1)                                                                            10,744,000          113,325
DnB NOR ASA(1)                                                                                           10,936,100          111,411
Willis Group Holdings Ltd.                                                                                2,750,000          108,763
Multiplex Group(1)                                                                                       28,256,623          102,651
Allied Capital Corp.                                                                                      3,798,000          101,862
Deutsche Borse AG(1)                                                                                      1,350,000          100,018
NIPPONKOA Insurance Co., Ltd.(1)                                                                         14,911,000           98,752
NTT Urban Development Corp.(1,2)                                                                             21,148           94,505
Allstate Corp.                                                                                            1,700,000           91,256
Hang Lung Properties Ltd.(1)                                                                             54,852,000           84,737
Mizuho Financial Group, Inc.(1)                                                                              16,925           82,195
Cathay Financial Holding Co., Ltd.(1)                                                                    39,000,000           79,286
Kookmin Bank(1)                                                                                           1,600,000           73,436
Westpac Banking Corp.(1)                                                                                  4,637,177           69,581
St. George Bank Ltd.(1)                                                                                   3,502,460           67,919
Hongkong Land Holdings Ltd.(1)                                                                           25,421,800           67,368
Swire Pacific Ltd., Class A(1)                                                                            8,118,000           66,092
Marsh & McLennan Companies, Inc.                                                                          2,000,000           65,300
Berkshire Hathaway Inc., Class A(2)                                                                             658           59,352
Chubb Corp.                                                                                                 750,000           59,332
Credit Agricole SA(1)                                                                                     2,000,000           59,099
ICICI Bank Ltd.(1)                                                                                        6,569,700           57,817
Fannie Mae                                                                                                  940,000           54,952
Grupo Financiero Banorte, SA de CV                                                                        7,744,014           53,563
Wells Fargo & Co.                                                                                           826,000           49,048
U.S. Bancorp                                                                                              1,530,000           45,517
Skandinaviska Enskilda Banken AB, Class A(1)                                                              2,180,000           42,069
Millea Holdings, Inc.(1)                                                                                      2,766           40,214
ForeningsSparbanken AB, Class A(1)                                                                        1,600,000           39,567
Wachovia Corp.                                                                                              724,000           38,379
Unibail Holding(1)                                                                                          304,000           37,656
Developers Diversified Realty Corp.                                                                         900,000           37,647
Freddie Mac                                                                                                 600,000           37,200
QBE Insurance Group Ltd.(1)                                                                               2,950,970           35,759
Hysan Development Co. Ltd.(1)                                                                            16,918,847           35,319
Hang Lung Group Ltd.(1)                                                                                  18,691,000           33,886
Nippon Building Fund, Inc.                                                                                    3,850           32,421
Chinatrust Financial Holding Co., Ltd.(1)                                                                26,331,099           31,470
Brascan Corp., Class A                                                                                      785,000           28,907
Genworth Financial, Inc., Class A                                                                         1,000,000           28,160
Kimco Realty Corp.                                                                                          525,000           27,883
Aioi Insurance Co. Ltd.(1)                                                                                5,561,000           27,595
XL Capital Ltd., Class A                                                                                    355,000           26,625
American International Group, Inc.                                                                          370,000           24,716
Malayan Banking Bhd.(1)                                                                                   7,535,300           24,361
Sun Life Financial Inc.                                                                                     726,480           23,039
Erste Bank der oesterreichischen Sparkassen AG(1)                                                           380,000           20,741
Fairfax Financial Holdings Ltd.                                                                             111,000           18,164
HBOS PLC(1)                                                                                               1,087,214           17,267
Bank of the Philippine Islands(1)                                                                        14,403,696           15,206
Deutsche Bank AG(1)                                                                                          60,000            5,251
HKR International Ltd.(1)                                                                                 4,824,800            3,287
Security Capital European Realty(1,2,3)                                                                      15,843              268
                                                                                                                           7,120,724

TELECOMMUNICATION SERVICES -- 10.64%
Vodafone Group PLC(1)                                                                                   189,556,300          494,783
France Telecom, SA(1)                                                                                    10,916,000          328,516
Telekom Austria AG(1)                                                                                    15,917,750          315,160
Chunghwa Telecom Co., Ltd.(1)                                                                            65,829,000          136,666
Chunghwa Telecom Co., Ltd. (ADR)                                                                          4,335,000           94,503
Telefonica, SA(1)                                                                                        12,333,120          226,480
Portugal Telecom, SGPS, SA(1)                                                                            16,803,550          203,494
TDC A/S(1)                                                                                                4,411,165          197,866
KT Corp. (ADR)                                                                                            6,865,120          159,339
KT Corp.(1)                                                                                                 859,940           35,687
Royal KPN NV(1)                                                                                          16,575,820          159,938
Telecom Italia SpA, nonvoting(1)                                                                         44,856,571          141,185
Tele Norte Leste Participacoes SA, preferred nominative                                                   7,368,700          122,191
Tele Norte Leste Participacoes SA, preferred nominative (ADR)                                                70,000            1,154
America Movil SA de CV, Series L (ADR)                                                                    1,998,400          117,306
Advanced Info Service PCL(1)                                                                             36,520,100          104,417
Swisscom AG(1)                                                                                              259,389          101,524
SBC Communications Inc.                                                                                   4,000,000           96,200
Verizon Communications Inc.                                                                               2,432,700           87,504
Telenor ASA(1)                                                                                            9,490,000           87,236
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                              173,193,000           82,272
BT Group PLC(1)                                                                                          20,000,000           79,985
AT&T Corp.                                                                                                3,900,000           75,777
Telefonos de Mexico, SA de CV, Class L (ADR)                                                              1,811,737           71,038
BellSouth Corp.                                                                                           2,354,000           60,733
China Unicom Ltd.(1)                                                                                     54,134,600           47,974
mm02 PLC(1,2)                                                                                            20,521,400           47,635
Eircom Group PLC(1)                                                                                      16,149,984           45,818
Bouygues SA(1)                                                                                              935,143           40,413
KDDI Corp.(1)                                                                                                 7,200           36,841
COSMOTE Mobile Telecommunications SA(1)                                                                   1,650,000           33,004
Deutsche Telekom AG(1,2)                                                                                  1,265,000           26,432
Sprint Corp.                                                                                              1,100,000           26,048
Telecom Corp. of New Zealand Ltd.(1)                                                                      2,400,000           11,106
BCE Inc.                                                                                                    336,865            7,855
                                                                                                                           3,904,080

CONSUMER DISCRETIONARY -- 10.41%
Hyundai Motor Co.(1)                                                                                      3,626,140          208,089
Hyundai Motor Co., nonvoting preferred, Series 2(1)                                                       1,877,550           68,667
Toyota Motor Corp.(1)                                                                                     5,936,000          230,539
Continental AG(1)                                                                                         3,032,050          223,663
Daito Trust Construction Co., Ltd.(1)                                                                     4,596,700          188,329
Yamada Denki Co., Ltd.(1)                                                                                 3,766,000          186,089
Accor SA(1)                                                                                               3,850,000          179,845
Lowe's Companies, Inc.                                                                                    2,575,000          151,358
Target Corp.                                                                                              2,627,500          133,530
Kingfisher PLC(1)                                                                                        23,833,097          132,890
Publishing & Broadcasting Ltd.(1)                                                                        10,565,000          128,933
Dixons Group PLC(1)                                                                                      38,882,596          119,442
Daimaru, Inc.(1)                                                                                         13,518,000          118,719
Best Buy Co., Inc.                                                                                        2,140,000          115,603
Reuters Group PLC(1)                                                                                     13,736,600          108,619
Harrah's Entertainment, Inc.                                                                              1,620,000          106,256
Kia Motors Corp.(1)                                                                                       7,500,000          105,554
Bayerische Motoren Werke AG(1)                                                                            2,455,000          104,831
Time Warner Inc.(2)                                                                                       5,000,000           86,150
Volkswagen AG, nonvoting preferred(1)                                                                     2,350,000           85,883
Pearson PLC(1)                                                                                            6,954,000           84,915
News Corp. Inc., Class A                                                                                  2,960,191           49,257
News Corp. Inc., Class B                                                                                  1,755,003           30,204
Ford Motor Co.                                                                                            6,100,000           77,165
Limited Brands, Inc.                                                                                      3,107,517           73,897
Rank Group PLC(1)                                                                                        12,500,000           66,689
Kesa Electricals PLC(1)                                                                                  10,295,196           64,335
Makita Corp.(1)                                                                                           3,335,000           63,524
Li & Fung Ltd.(1)                                                                                        32,000,000           54,681
Suzuki Motor Corp.(1)                                                                                     2,865,700           53,836
TJX Companies, Inc.                                                                                       2,200,000           53,724
Honda Motor Co., Ltd.(1)                                                                                  1,005,000           53,693
Fuji Heavy Industries Ltd.(1)                                                                            10,169,000           47,225
Fairmont Hotels & Resorts Inc.                                                                            1,375,000           44,192
Carnival Corp., units                                                                                       680,000           36,978
CarMax, Inc.(2)                                                                                             850,000           28,050
LG Electronics Inc.(1)                                                                                      340,000           26,622
Gap, Inc.                                                                                                 1,100,000           23,463
Comcast Corp., Class A(2)                                                                                   700,000           22,785
InterContinental Hotels Group PLC(1)                                                                      1,627,916           20,844
Mediaset SpA(1)                                                                                           1,400,000           19,676
General Motors Corp.                                                                                        455,000           16,230
John Fairfax Holdings Ltd.(1)                                                                             3,962,877           13,276
Metropole Television(1)                                                                                     310,000            8,867
TI Automotive Ltd., Class A(1,2)                                                                          1,068,000               --
                                                                                                                           3,817,117

MATERIALS -- 9.70%
Cia. Vale do Rio Doce, Class A, preferred nominative, Class A                                             9,000,400          259,289
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                          1,797,600           62,916
Dow Chemical Co.                                                                                          5,615,000          309,667
Barrick Gold Corp.                                                                                        9,750,000          242,775
BASF AG(1)                                                                                                3,040,000          226,985
AngloGold Ashanti Ltd.(1)                                                                                 5,144,620          182,999
Potash Corp. of Saskatchewan Inc.                                                                         2,000,000          177,640
Akzo Nobel NV(1)                                                                                          3,675,000          165,255
Phelps Dodge Corp.                                                                                        1,500,000          159,675
Freeport-McMoRan Copper & Gold Inc., Class B                                                              3,569,800          149,289
L'Air Liquide(1)                                                                                            812,500          145,533
LG Chem, Ltd.(1)                                                                                          2,538,000          118,227
LG Chem, Ltd., nonvoting preferred                                                                          129,580            3,872
Formosa Chemicals & Fibre Corp.(1)                                                                       53,300,000          106,692
James Hardie Industries Ltd.(1,2)                                                                        21,986,900          104,585
Norske Skogindustrier ASA, Class A(1)                                                                     4,870,000          103,218
Formosa Plastics Corp.(1)                                                                                53,100,000           97,619
Newcrest Mining Ltd.(1)                                                                                   6,000,000           81,828
Gold Fields Ltd.(1)                                                                                       6,500,000           76,656
Georgia-Pacific Corp., Georgia-Pacific Group                                                              1,998,300           71,559
Impala Platinum Holdings Ltd.(1)                                                                            702,389           61,835
UPM-Kymmene Corp.(1)                                                                                      2,784,000           61,808
DSM NV(1)                                                                                                   834,828           59,171
Eastman Chemical Co.                                                                                      1,000,000           57,740
POSCO(1)                                                                                                    256,730           56,162
Ivanhoe Mines Ltd.(2)                                                                                     7,000,000           55,244
Nan Ya Plastics Corp.(1)                                                                                 32,500,000           49,943
Placer Dome Inc.                                                                                          2,600,000           44,708
Bayer AG(1)                                                                                               1,045,000           36,438
Weyerhaeuser Co.                                                                                            540,000           36,142
Sonoco Products Co.                                                                                       1,200,000           34,896
Lyondell Chemical Co.                                                                                       970,500           32,851
International Paper Co.                                                                                     600,000           22,410
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                           556,200           22,231
Sappi Ltd.(1)                                                                                             1,239,000           16,713
Stora Enso Oyj (ADR)                                                                                      1,086,300           16,523
Yara International ASA(1,2)                                                                               1,131,800           16,288
Smurfit-Stone Container Corp.(2)                                                                            974,200           16,201
M-real Oyj, Class B(1)                                                                                    2,369,500           14,182
                                                                                                                           3,557,765


CONSUMER STAPLES -- 9.34%
Altria Group, Inc.                                                                                       10,257,000          673,372
Diageo PLC(1)                                                                                            25,850,000          366,774
Nestle SA(1)                                                                                              1,008,000          279,009
Unilever NV(1)                                                                                            2,478,000          164,607
Unilever NV (New York registered)                                                                         1,265,000           84,616
Imperial Tobacco Group PLC(1)                                                                             7,191,413          191,517
Foster's Group Ltd.(1)                                                                                   44,635,814          183,047
Tesco PLC(1)                                                                                             30,235,000          176,538
Reynolds American Inc.                                                                                    1,900,000          155,705
Gallaher Group PLC(1)                                                                                     7,650,000          114,973
Nissin Food Products Co., Ltd.                                                                            3,940,000          105,004
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                         28,746,100           95,454
Altadis, SA(1)                                                                                            2,240,000           93,876
Loblaw Companies Ltd.                                                                                     1,440,000           83,043
METRO AG(1)                                                                                               1,299,100           72,706
Fomento Economico Mexicano, SA de CV (ADR)                                                                1,053,700           63,665
Groupe Danone1                                                                                              593,000           59,046
Uni-Charm Corp.(1)                                                                                        1,305,000           57,909
Koninklijke Ahold NV(1,2)                                                                                 6,162,000           55,689
Coca-Cola West Japan Co. Ltd.                                                                             2,240,000           52,302
Coca-Cola Co.                                                                                             1,150,000           49,220
Swedish Match AB(1)                                                                                       3,648,750           43,111
PepsiCo, Inc.                                                                                               700,000           37,702
Procter & Gamble Co.                                                                                        700,000           37,163
UST Inc.                                                                                                    655,900           35,845
Woolworths Ltd.(1)                                                                                        2,340,334           28,901
L'Oreal SA(1)                                                                                               320,000           24,997
SABMiller PLC(1)                                                                                            850,716           14,027
Royal Numico NV(1,2)                                                                                        310,000           12,487
Coca-Cola HBC SA(1)                                                                                         352,182            9,573
Wolverhampton & Dudley Breweries, PLC(1)                                                                    164,256            3,317
                                                                                                                           3,425,195

ENERGY -- 7.24%
"Shell" Transport and Trading Co., PLC(1)                                                                43,390,000          407,207
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                        1,325,000           75,141
Royal Dutch Petroleum Co. (New York registered)                                                           3,280,000          206,935
Royal Dutch Petroleum Co.(1)                                                                              2,357,000          148,092
TOTAL SA(1)                                                                                               1,065,000          252,565
TOTAL SA (ADR)                                                                                              250,000           29,800
ENI SpA(1                                                                                                10,615,000          275,613
Petroleo)rasileiro SA -- Petrobras, ordinary nominative (ADR)                                             2,000,000           97,600
Petroleo Brasileiro SA -- Petrobras, preferred nominative (ADR)                                           2,200,000           93,500
Husky Energy Inc.                                                                                         5,165,000          150,061
Norsk Hydro ASA(1)                                                                                        1,665,900          144,190
Oil & Natural Gas Corp. Ltd.(1)                                                                           5,858,000          113,910
Canadian Oil Sands Trust(3)                                                                               1,100,000           75,168
Canadian Oil Sands Trust                                                                                     30,041            2,053
Reliance Industries Ltd.(1)                                                                               5,867,000           74,695
Sunoco, Inc.                                                                                                658,900           65,297
SK Corp.(1)                                                                                               1,004,600           63,027
Shell Canada Ltd.                                                                                           802,500           55,685
Exxon Mobil Corp.                                                                                           800,000           50,648
Kinder Morgan, Inc.                                                                                         516,590           41,415
ChevronTexaco Corp.                                                                                         620,000           38,490
Petro-Canada                                                                                                623,300           34,535
Marathon Oil Corp.                                                                                          670,000           31,718
IHC Caland NV(1)                                                                                            418,259           27,669
Sasol Ltd.(1)                                                                                             1,100,000           27,652
Schlumberger Ltd.                                                                                           300,000           22,635
Williams Companies, Inc.                                                                                  1,135,000           21,372
Unocal Corp.                                                                                                320,000           17,312
Enbridge Inc.                                                                                               230,000           11,415
                                                                                                                           2,655,400

HEALTH CARE -- 5.46%
Novo Nordisk A/S, Class B(1)                                                                              4,966,000          273,927
Fresenius Medical Care AG(1)                                                                              2,050,000          183,290
Fresenius Medical Care AG, preferred(1)                                                                   1,300,000           82,095
AstraZeneca PLC (Sweden)(1)                                                                               6,129,800          241,294
Sanofi-Aventis(1)                                                                                         2,834,900          226,602
Bristol-Myers Squibb Co.                                                                                  6,040,000          151,181
Mediceo Holdings Co. Ltd.(1,4)                                                                           11,121,000          141,976
Merck KGaA(1)                                                                                             1,791,000          137,327
Eli Lilly and Co.                                                                                         2,050,000          114,800
Pfizer Inc                                                                                                3,735,000           98,193
CIGNA Corp.                                                                                                 900,000           81,720
Forest Laboratories, Inc.(2)                                                                              1,865,000           79,636
Johnson & Johnson                                                                                         1,130,000           74,128
Sepracor Inc.(2)                                                                                          1,000,000           64,470
Shionogi & Co., Ltd.(1)                                                                                   4,050,000           53,641
                                                                                                                           2,004,280

INFORMATION TECHNOLOGY -- 4.93%
Hewlett-Packard Co.                                                                                       9,950,000          206,960
ASML Holding NV (New York registered)(2)                                                                  5,105,000           93,524
ASML Holding NV(1,2)                                                                                      4,868,000           89,775
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                                                           85,976,131          150,056
Xerox Corp.(2)                                                                                            9,239,750          144,140
Microsoft Corp.                                                                                           4,920,000          123,886
Murata Manufacturing Co., Ltd.(1)                                                                         2,182,000          119,845
Samsung Electronics Co., Ltd.(1)                                                                            199,118          103,905
Mediatek Incorporation(1)                                                                                12,059,969           90,956
Intersil Corp., Class A                                                                                   5,250,000           88,515
Sun Microsystems, Inc.(2)                                                                                20,500,000           86,510
Cisco Systems, Inc.(2)                                                                                    4,241,000           73,878
Samsung SDI Co., Ltd.(1)                                                                                    585,000           71,519
International Business Machines Corp.                                                                       635,000           58,788
Delta Electronics, Inc.(1)                                                                               25,545,700           44,927
Solectron Corp.(2)                                                                                        8,788,720           43,504
Compuware Corp.(2)                                                                                        6,050,600           40,902
Hoya Corp.(1)                                                                                               300,000           32,424
Telefonaktiebolaget LM Ericsson, Class B(1,2)                                                             6,820,000           20,064
Telefonaktiebolaget LM Ericsson, Class B (ADR)(2)                                                           250,000            7,327
Texas Instruments Inc.                                                                                    1,000,000           26,470
Agilent Technologies, Inc.(2)                                                                               950,000           22,800
Analog Devices, Inc.                                                                                        600,000           22,032
Canon Sales Co., Inc.(1)                                                                                  1,077,000           17,040
Chi Mei Optoelectronics Corp.(1)                                                                         10,000,000           15,618
Agere Systems Inc., Class A(2)                                                                            6,465,156           10,603
Kyoden Co., Ltd.(1)                                                                                         200,000            1,686
                                                                                                                           1,807,654

INDUSTRIALS -- 4.53%
Wesfarmers Ltd.(1)                                                                                        6,435,000          197,755
Sandvik AB(1)                                                                                             3,586,000          155,801
Tyco International Ltd.                                                                                   4,330,000          144,968
Singapore Technologies Engineering Ltd.(1)                                                               98,500,000          142,528
Atlas Copco AB, Class A(1)                                                                                2,240,000          111,364
Atlas Copco AB, Class B(1)                                                                                  600,000           27,643
Qantas Airways Ltd.(1)                                                                                   47,443,865          135,360
General Electric Co.                                                                                      3,800,000          133,760
United Parcel Service, Inc., Class B                                                                      1,510,000          117,010
3M Co.                                                                                                    1,095,000           91,914
Marubeni Corp.(1)                                                                                        18,500,000           59,067
Furukawa Electric Co., Ltd.(1,2)                                                                          9,900,000           50,655
Manpower Inc.                                                                                             1,150,000           50,255
Brambles Industries Ltd.(1)                                                                               6,600,000           41,299
Vedior NV(1)                                                                                              2,000,000           37,400
FANUC LTD(1)                                                                                                550,000           35,957
Asahi Diamond Industrial Co., Ltd.(1,4)                                                                   3,950,000           25,336
JS Group Corp.(1)                                                                                         1,300,000           23,669
Brambles Industries PLC(1)                                                                                4,000,000           23,353
Rentokil Initial PLC(1)                                                                                   7,300,000           22,194
Singapore Post Private Ltd.(1)                                                                           32,160,000           17,647
Fluor Corp.                                                                                                 257,900           16,183
                                                                                                                           1,661,118

UTILITIES -- 4.25%
E.ON AG(1)                                                                                                3,079,214          275,893
Gas Natural SDG, SA(1)                                                                                    6,669,500          196,149
National Thermal Power Corp. Ltd.(1)                                                                     90,350,000          192,317
Scottish Power PLC(1)                                                                                    23,590,000          185,005
National Grid Transco PLC(1)                                                                             13,745,000          134,049
National Grid Transco PLC (ADR)                                                                             439,725           21,604
Korea Electric Power Corp.(1)                                                                             5,343,280          145,636
GAIL (India) Ltd.(1)                                                                                     15,440,000           85,240
Southern Co.                                                                                              1,450,000           46,574
Dominion Resources, Inc.                                                                                    567,811           40,900
Hong Kong and China Gas Co. Ltd.(1)                                                                      19,118,000           40,010
Exelon Corp.                                                                                                875,000           39,690
FirstEnergy Corp.                                                                                           780,000           32,167
Equitable Resources, Inc.                                                                                   525,000           31,159
FPL Group, Inc.                                                                                             297,000           23,567
American Electric Power Co., Inc.                                                                           700,000           23,380
Xcel Energy Inc.                                                                                            925,000           16,391
PG&E Corp.(2)                                                                                               330,000           11,609
NiSource Inc.                                                                                               450,000           10,188
Consolidated Edison, Inc.                                                                                   180,000            7,695
                                                                                                                           1,559,223


MISCELLANEOUS -- 3.64%
Other common stocks in initial period of acquisition                                                                    $  1,337,296


Total common stocks (cost: $25,284,623,000)                                                                               32,849,852



                                                                                                         Shares or
Convertible securities -- 1.40%                                                                     principal amount

INFORMATION TECHNOLOGY -- 0.40%
ASML Holding NV 5.50% convertible notes 2010                                                       (euro)38,000,000           64,574
Nortel Networks Corp. 4.25% convertible notes 2008                                                      $40,000,000           38,450
Agere Systems Inc. 6.50% convertible notes 2009                                                         $34,000,000           36,635
Corning Inc. 3.50% convertible debentures 2008                                                         $  7,000,000            8,417
                                                                                                                             148,076

CONSUMER DISCRETIONARY -- 0.39%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         2,496,050          124,054
Gap, Inc. 5.75% convertible notes 2009(3)                                                               $15,000,000           19,969
                                                                                                                             144,023

FINANCIALS -- 0.23%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009(2)                                   29,463,900,000           31,474
Capital One Financial Corp. 6.25% Upper DECS 2005                                                           600,000 units     30,828
Travelers Property Casualty Corp. 4.50% convertible subordinated note 2032                                 $500,000           11,575
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                         510,000,000           11,310
                                                                                                                              85,187

TELECOMMUNICATION SERVICES -- 0.13%
Crown Castle International Corp. 6.25% convertible preferred 2012(2)                                        635,200           31,284
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                             (euro)10,000,000           15,433
                                                                                                                              46,717

INDUSTRIALS -- 0.07%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                               $15,000,000           23,644

HEALTH CARE -- 0.06%
Baxter International Inc. 7.00% convertible preferred 2006                                                  400,000 units     22,640

UTILITIES -- 0.06%
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005(3)                                      $17,700,000           21,970

MATERIALS -- 0.06%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                           20,000           20,486


Total convertible securities (cost: $476,259,000)                                                                            512,743


                                                                                                   Principal amount     Market value
Bonds & notes -- 0.70%                                                                                        (000)            (000)

GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 0.20%
United Mexican States Government, Series MI10, 8.00% 2013                                               MXP 440,916          $35,355
United Mexican States Government 9.50% 2014                                                                  80,500            7,055
United Mexican States Government, Series M20, 8.00% 2023                                                    443,584           32,742
                                                                                                                              75,152

INFORMATION TECHNOLOGY -- 0.15%
Solectron Corp. 9.625% 2009                                                                                 $40,000           44,100
Flextronics International Ltd. 6.50% 2013                                                                    10,000           10,450
                                                                                                                              54,550

CONSUMER DISCRETIONARY -- 0.13%
General Motors Corp. 8.375% 2033                                                                             50,000           49,247

CONSUMER STAPLES -- 0.07%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                         9,065            9,496
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                        12,990           14,874
                                                                                                                              24,370

ENERGY -- 0.07%
El Paso Corp. 7.875% 2012                                                                                    14,500           15,370
Premcor Refining Group Inc. 7.50% 2015                                                                        8,000            8,760
                                                                                                                              24,130

TELECOMMUNICATION SERVICES -- 0.07%
AT&T Wireless Services, Inc. 8.125% 2012                                                                     20,000           23,862

HEALTH CARE -- 0.01%
HCA -- The Healthcare Co. 8.75% 2010                                                                          4,000            4,595

MATERIALS -- 0.00%
APP International Finance Co. BV 11.75% 2005(5)                                                               1,150              638


Total bonds & notes (cost: $235,675,000)                                                                                     256,544


Short-term securities -- 8.15%

Federal Home Loan Bank 2.329%-2.44% due 3/8-3/30/2005                                                       172,400          172,218
American Honda Finance Corp. 2.42%-2.72% due 3/9-5/10/2005                                                  167,827          167,340
Amsterdam Funding Corp. 2.50%-2.675% due 3/18-4/21/2005(3)                                                  144,000          143,618
BNP Paribas Finance Inc. 2.39%-2.62% due 3/8-4/12/2005                                                      142,100          141,791
Toyota Motor Credit Corp. 2.38%-2.45% due 3/1-3/17/2005                                                     108,000          107,904
Toyota Credit Corp. Puerto Rico 2.52% due 3/8/2005                                                           25,000           24,986
Barclays U.S. Funding Corp. 2.57%-2.63% due 4/1-4/15/2005                                                   128,700          128,332
Barton Capital LLC 2.44%-2.60% due 3/15-4/12/2005(3)                                                        102,800          102,537
Societe Generale N.A. Inc. 2.365% due 3/4/2005                                                               25,000           24,993
ING (U.S.) Funding LLC 2.42%-2.69% due 3/4-4/26/2005                                                        100,400          100,258
Mont Blanc Capital Corp. 2.54% due 3/21/2005(3)                                                              25,000           24,963
Thunder Bay Funding, LLC 2.44%-2.53% due 3/9-3/17/2005(3)                                                    70,109           70,038
Old Line Funding LLC 2.50%-2.65% due 3/3-4/11/2005(3)                                                        47,000           46,942
Siemens Capital Co. LLC 2.33%-2.58% due 3/3-4/5/2005                                                        114,462          114,353
HBOS Treasury Services PLC 2.50%-2.715% due 3/24-4/28/2005                                                  111,500          111,194
Freddie Mac 2.34%-2.38% due 3/7-3/18/2005                                                                   106,800          106,703
Rabobank USA Financial Corp. 2.50%-2.62% due 3/16-4/4/2005                                                  105,000          104,819
Danske Bank A/S, Series B, 2.37% due 3/3/2005                                                               $50,000           49,990
Danske Bank A/S, Series A, 2.57% due 4/4/2005                                                                50,000           49,880
Lloyds TSB Bank PLC 2.405%-2.42% due 3/2-3/18/2005                                                           85,600           85,557
Royal Bank of Scotland PLC 2.35%-2.50% due 3/1-3/28/2005                                                     85,000           84,929
Fannie Mae 2.42% due 3/22/2005                                                                               80,000           79,892
Calyon North America Inc. 2.395%-2.493% due 3/2/2005                                                         75,000           74,990
HSBC USA Inc. 2.42%-2.44% due 3/10-3/15/2005                                                                 75,000           74,932
Bank of Nova Scotia 2.45% due 3/23/2005                                                                      75,000           74,882
National Australia Funding (DE) Inc. 2.52% due 3/1- 3/3/2005                                                 50,000           49,993
National Australia Funding (DE) Inc. 2.53% due 3/23/2005(3)                                                  23,200           23,162
UBS Finance (Delaware) LLC 2.615%-2.63% due 4/1-4/18/2005                                                    61,400           61,218
Preferred Receivables Funding Corp. 2.43% due 3/21/2005(3)                                                   60,400           60,313
Bank of Ireland 2.40%-2.59% due 3/10-4/8/2005(3)                                                             58,600           58,489
Total Capital S.A. 2.46% due 3/21/2005(3)                                                                    53,300           53,223
Shell Finance (U.K.) PLC 2.45%-2.53% due 3/16-4/1/2005                                                       50,800           50,711
ANZ National (International) Ltd. 2.42% due 3/16/2005(3)                                                     50,000           49,946
Dexia Delaware LLC 2.52%-2.70% due 3/1-4/25/2005                                                             49,150           49,047
New Center Asset Trust Plus 2.38% due 3/7/2005                                                               40,000           39,981
Allied Irish Banks N.A. Inc. 2.39% due 3/4/2005(3)                                                           30,000           29,992
GlaxoSmithKline Finance PLC 2.37% due 3/3/2005                                                               25,000           24,995
KfW International Finance Inc. 2.37% due 3/9/2005(3)                                                         25,000           24,985
Canadian Imperial Holdings Inc. 2.42% due 3/14/2005                                                          25,000           24,976
European Investment Bank 2.50% due 3/22/2005                                                                 25,000           24,962
Variable Funding Capital Corp. 2.50% due 3/22/2005(3)                                                        25,000           24,962
Citicorp 2.44% due 3/11/2005                                                                                 18,500           18,486
BMW U.S. Capital Corp. 2.60% due 4/19/2005(3)                                                                17,300           17,237
Spintab AB (Swedmortgage) 2.44% due 3/14/2005                                                                16,200           16,185
DaimlerChrysler Revolving Auto Conduit LLC II 2.53% due 3/4/2005                                             12,100           12,097
Canadian Wheat Board 2.36% due 3/9/2005                                                                       5,200            5,197

Total short-term securities (cost: $2,988,183,000)                                                                         2,988,198


Total investment securities (cost: $28,984,740,000)                                                                       36,607,337
Other assets less liabilities                                                                                                 75,149

Net assets                                                                                                               $36,682,486



"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At February 28, 2005, 219 of the securities listed above (with aggregate value of $21,435,753,000) were fair valued under procedures that took into account significant price changes in the U.S. equity markets on that date.

(2)  Security did not produce income during the last 12 months.

(3)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $845,106,000, which represented 2.30% of the net assets of the fund.

(4)  Represents an affiliated  company as defined under the  Investment  Company
     Act of 1940.

(5) Company not making scheduled interest payments; bankruptcy proceedings pending.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


FEDERAL INCOME TAX INFORMATION                                                                                (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                  $  7,919,444
Gross unrealized depreciation on investment securities                                                                     (341,893)
Net unrealized appreciation on investment securities                                                                       7,577,551
Cost of investment securities for federal income tax purposes                                                             29,029,786



INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended February 28, 2005, appear below.



                                                                                                        Dividend
                                          Beginning                                        Ending         income        Market value
Company                                      shares       Purchases         Sales          shares          (000)               (000)

Mediceo Holdings Co. Ltd.                 8,397,600       2,723,400           --       11,121,000       $  --               $141,976
Asahi Diamond Industrial Co., Ltd.        3,950,000              --           --        3,950,000          --                 25,336
                                                                                                                            $167,312



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Stephen E. Bepler
------------------------------------
Stephen E. Bepler, President and PEO

Date: April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Stephen E. Bepler
------------------------------------
Stephen E. Bepler, President and PEO

Date: April 28, 2005



By /s/ Jeffrey P. Regal
-----------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: April 28, 2005